UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       SEPTEMBER 30, 2005

Check here if Amendment [ ];                     Amendment Number: ___
This Amendment (Check only one.):               [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     ELIAS ASSET MANAGEMENT INC.
ADDRESS:  500 ESSJAY RD. SUITE 220
          WILLIAMSVILLE, NY 14221

Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer           WILLIAMSVILLE, NY                       10/29/04
----------------          ------------------                  -----------------
[Signature]                  [City, State]                         [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         ___________________________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               63

Form 13F Information Table Value Total:              $243839
                                                    (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name



         [Repeat as necessary.]




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                                       ELIAS ASSET MANAGEMENT
                                       FORM 13F
                                       SEPTEMBER 30, 2005

                                                                                                                          VOTING

                                                                      VALUE    SHARES/   SH/ PUT/  INVSTMT   OTHER
NAME OF ISSUER                         TITLE OF CLASS    CUSIP        (X$1000) PRN AMT   PR CALL   DSCRETN   MANAGERS     SOLE
                                                                                         N


Abbott Laboratories                    COM               002824100    4172     98395     SH        Sole                   98395
American Express Co.                   COM               025816109    5134     89388     SH        Sole                   89388
Amgen Inc.                             COM               031162100    5655     70980     SH        Sole                   70980
Apple Computer                         COM               037833100    815      15200     SH        Sole                   15200
Bed Bath & Beyond Inc.                 COM               075896100    4513     112316    SH        Sole                   112316
Biogen Idec Inc.                       COM               09062X103    2467     62500     SH        Sole                   62500
C.R. Bard Inc.                         COM               067383109    4399     66625     SH        Sole                   66625
Carnival Corp.                         COM               143658300    3751     75058     SH        Sole                   75058
Ciena Corp.                            COM               171779101    26       10000     SH        Sole                   10000
Cisco Systems Inc.                     COM               17275R102    3946     220173    SH        Sole                   220173
EBay Inc.                              COM               278642103    4228     102630    SH        Sole                   102630
EMC Corp. Mass                         COM               268648102    4188     323609    SH        Sole                   323609
Exxon Mobil Corp.                      COM               30231G102    5516     86816     SH        Sole                   86816
General Electric Co.                   COM               369604103    5164     153360    SH        Sole                   153360
Hershey Company                        COM               427866108    3659     64985     SH        Sole                   64985
Home Depot Inc.                        COM               437076102    4769     125032    SH        Sole                   125032
Honeywell International                COM               438516106    4444     118515    SH        Sole                   118515
Intel Corp.                            COM               458140100    4695     190458    SH        Sole                   190458
JDS Uniphase Corp.                     COM               46612J101    22       10000     SH        Sole                   10000
Johnson & Johnson                      COM               478160104    3977     62842     SH        Sole                   62842
Kohl's Corp.                           COM               500255104    3940     78515     SH        Sole                   78515
Marriott Intl. Inc.                    COM               571903202    3714     58950     SH        Sole                   58950
Masco Corp.                            COM               574599106    4560     148640    SH        Sole                   148640
Microsoft Inc.                         COM               594918104    4908     190737    SH        Sole                   190737
Motorola Inc.                          COM               620076109    4610     209255    SH        Sole                   209255
Northern Trust Corp.                   COM               665859104    5090     100688    SH        Sole                   100688
Oracle Systems Corp.                   COM               68389X105    4290     346001    SH        Sole                   346001
Pepsico Inc.                           COM               713448108    5178     91312     SH        Sole                   91312
Pfizer Inc.                            COM               717081103    3421     136985    SH        Sole                   136985
Procter & Gamble                       COM               742718109    202      3400      SH        Sole                   3400
Royal Dutch Shell PLC ADR Cl A         COM               780259206    299      4550      SH        Sole                   4550
Schering-Plough Corp.                  COM               806605101    4145     196930    SH        Sole                   196930
St. Jude Medical Inc.                  COM               790849103    4722     100895    SH        Sole                   100895
Staples Inc.                           COM               855030102    4049     189934    SH        Sole                   189934
Stryker Corp.                          COM               863667101    4329     87580     SH        Sole                   87580
Texas Instruments Inc.                 COM               882508104    6088     179574    SH        Sole                   179574
Tyco International Ltd                 COM               902124106    3455     124055    SH        Sole                   124055
United Technologies Corp.              COM               913017109    4755     91715     SH        Sole                   91715
Walgreen Co.                           COM               931422109    4703     108240    SH        Sole                   108240
IShares DJ Select Dividend Ind                           464287168    2807     45075     SH        Sole                   45075
IShares MSCI EAFE Index                                  464287465    16700    287434    SH        Sole                   287434
IShares MSCI Emerging Markets                            464287234    1085     12783     SH        Sole                   12783
IShares Russell 1000 Growth In                           464287614    581      11650     SH        Sole                   11650
IShares Russell 1000 Value Ind                           464287598    18575    269830    SH        Sole                   269830
IShares S&P Small Cap 600 Inde                           464287804    17371    300750    SH        Sole                   300750
S & P Mid-Cap 400 Dep Rcpts                              595635103    18092    138195    SH        Sole                   138195
Eaton Vance Tax Managed Growth                           277919205    319      594.5260  SH        Sole                   594.5260
Hallmark First Mutual Fund                               40625Q400    1367     131530.81 SH        Sole      131530.8115
                                                                               15
General Electric Capital Corp                            369622519    214      8400      SH        Sole                    8400
Amgen Inc.                                               031162100    3832     48100     SH        Sole                    48100
BP PLC-Spons ADR                                         055622104    563      7940      SH        Sole                    7940
Bank of New York                                         064057102    315      10700     SH        Sole                    10700
Biophan Technologies, Inc.                               09064V105    382      159155    SH        Sole                    159155
Bristol-Myers Squibb Co.                                 110122108    289      12030     SH        Sole                    12030
ChevronTexaco Corp.                                      166764100    335      5172      SH        Sole                    5172
Columbus McKinnon Corp.                                  199333105    2366     100000    SH        Sole                    100000
Community Bank N.A.                                      203607106    2057     91000     SH        Sole                    91000
Computer Task Group                                      205477102    629      169950    SH        Sole                    169950
Exxon Mobil Corp.                                        30231G102    1582     24900     SH        Sole                    24900
General Electric Co.                                     369604103    1609     47798     SH        Sole                    47798
Jefferson Pilot Corp.                                    475070108    233      4555      SH        Sole                    4555
Johnson & Johnson                                        478160104    291      4600      SH        Sole                    4600
Wyeth                                                    983024100    247      5340      SH        Sole                    5340
REPORT SUMMARY                     63     DATA RECORDS                243839             OTHER MANAGERS ON WHOSE BEHA
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